Summary of Significant Accounting Policies - Schedule of Estimated Economic Life of the Intangible Assets (Details)	Dec. 31, 2024
Trademark [Member]
Schedule of Estimated Economic Life of the Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Patent [Member]
Schedule of Estimated Economic Life of the Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Copyright [Member]
Schedule of Estimated Economic Life of the Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Licenses acquired [Member]
Schedule of Estimated Economic Life of the Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years
Minimum [Member] | Software [Member]
Schedule of Estimated Economic Life of the Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years
Maximum [Member] | Software [Member]
Schedule of Estimated Economic Life of the Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years